Equipment on Lease, Net (Details Narrative) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) Integer	Dec. 31, 2023 USD ($)
Equipment On Lease Net
Equipment leased to customers, cost basis	$ 4.6	$ 7.4
Equipment leased to customers, accumulated depreciation	0.9	0.8
Depreciation expense	$ 0.8	$ 1.0
New Leases | Integer	1
Equipment on Lease | Integer	1
Equipment on lease aggregate carrying value	$ 1.6
Future lease payments expected	$ 1.1